Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 12:	SHARE-BASED PAYMENT

On August 29, 2011, the Company’s Board of Directors approved the adoption of an employee share option plan for the grant of options exercisable into shares of the Company, in accordance with section 102 to the Israeli Tax Ordinance (the “2011 Plan”) which ended after 10 years, and the holding of up to 10,000,000 shares in the framework of the 2011 Plan, for option allocation to Company employees, directors and consultants. The terms of the options, which will be granted according to the 2011 Plan, including the option period, exercise price, vesting period and exercise period shall be determined by the Company’s Board of Directors on the date of the actual allocation. On January 29, 2020, it was decided to increase the reserve by 10 million and on May 19, 2020 it was decided to increase the reserve by another 10 million options. The total reserve after these increases is 30 million.

As of December 31, 2023, the remaining number of options available for grant under the 2011 Plan is 17,450,000 options.

On March 2, 2023, the Company’s shareholders approved the grant of options exercisable into 150,000 of the Company’s ordinary shares to one of Company’s directors for an exercise price of NIS 0.0495 per share (USD 0.014 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options were fully vested on the day of grant.

On March 14, 2023, Company’s Board of directors approved retroactively to extend the expire date of the 2011 plan by additional 5 years to August 29, 2026.

Regarding options granted subsequent to balance sheet date and the extension of exercise period for certain directors, refer to Note 19.

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	12,400,000	0.05	12,400,000	0.05	16,200,000	0.07
Granted	150,000	0.01	-	-	-	-
Exercised	-	-	-	-	-	-
Expired	-	-	-	-	(3,433,331)	0.16
Forfeited	-	-	-	-	(366,669)	0.08

Outstanding at end of year	12,550,000	0.05	12,400,000	0.05	12,400,000	0.05

Exercisable at end of year	12,550,000	0.05	10,733,330	0.05	7,399,998	0.07

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2023			2022
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.07	10,900,000	0.03 - 0.14	6.94
1,500,000	0.17	1.66	1,500,000	0.17	2.66
150,000	0.01	9.17	-	-	-

12,550,000			12,400,000

December 31, 2021
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	7.94
1,500,000	0.17	3.66

12,400,000

Share based expenses recognized in the Company’s statements of comprehensive income (loss) for the years ended December 31, 2023, 2022 and 2021 for grant of options to employees and service providers were $3, $14 and $37 thousand, respectively.

The table below summarizes the outstanding options as of December 31, 2023 that have been granted to the Company’s executives, directors and consultants –

Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule

750,000	Four Directors	December 30, 2014	0.4325-0.4915	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	One Director	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	July 7, 2020	0.09	103	12 equal portions each quarter over a period of 3 years from the grant date
150,000	Director	March 2, 2023	0.0495	1	Fully vested on date of grant

12,550,000

(*)	Date of the Company's Board of Directors’ decision (or shareholders, if required). As of December 31, 2023, all options are vested and therefore there is no unrecognized compensation cost.

The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10

We have calculated the volatility based on the Company's historical volatility. The share price was set according to the Company's share market value.

No options were granted in 2022 and 2021.